September 21, 2007
U.S. Securities and Exchange Commission
Attn: Pamela A. Long, Assistant Director
Station Place
100 F. Street N.E.
Washington, D.C. 20549-7010

Re:	MinnErgy, LLC Pre-effective Amendment No. 1 to Registration Statement on Form SB-2 File No. 333-142928 Filed July 27, 2007
Dear Ms. Long:
We are in receipt of your letter dated August 7, 2007, providing comments on MinnErgy, LLC’s (the “Company”) Pre-effective Amendment No. 1 to the registration statement on Form SB-2 as filed on July 27, 2007. We have reviewed your comments and the purpose of this letter is to provide our responses to your comments. In order to facilitate your review of our responses and the corresponding revisions to our registration statement, set forth below is each of your comments in chronological order immediately followed by our response. In addition, we are enclosing a redlined Pre-effective Amendment No. 2 to Form SB-2, which tracks all of the revisions made pursuant to your comments as well as additional changes and supplements, which we identify and explain at the conclusion of the following comments and responses.
Risk Factors, page 12
1. Disclosure in the eighth risk factor on page 14 that investors will incur immediate dilution of $0.04 in the net tangible book value per unit if the minimum number of units is sold and $0.03 in the net tangible book value per unit if the maximum number of units is sold is inconsistent with disclosure in the dilution section on page 31 that investors will incur immediate dilution of $0.05 in the net tangible book value per unit if the minimum number of units is sold and $0.04 in the net tangible book value per unit if the maximum number of units is sold. Please reconcile the disclosures.
RESPONSE: The risk factor has been revised to reconcile with the dilution disclosures.
Waste Water National Pollutant Discharge Elimination System Permits, page 83
2. Disclosure in this section prior to this amendment stated that the quality and quantity of the water source and specific requirements imposed by the Minnesota Environmental Protection Division for discharge will materially affect your financial performance. This disclosure has been removed and your supplemental response states that you do not expect your compliance with the requirements for those permits will materially effect your financial performance. Please clarify for us why your expectations in this regard have changed. If permitting and other requirements of applicable law are expected to materially affect your financial performance, please include appropriate disclosure.

RESPONSE: Our expectations have changed based on additional reports received from our engineers related to our waste water discharge. At the time the registration statement was filed the quality and quantity of our water source and the specific requirements which would be imposed by the Minnesota Environmental Protection Division were unknown. As our engineers continued to design the plant, they determined that the anticipated quality of the water discharge is expected to meet the water quality requirements for the required NPDES permit. Alternatively, our engineers have also recently reported that the local municipality may have enough capacity to absorb our water discharge if the NPDES permit is not obtained.
We have disclosed that we have not yet negotiated for the discharge or for a rate with the local treatment facility. However, if we are unable to obtain the NPDES permit, but are successful in discharging at our local water treatment facility, we believe that such expense associated with that discharge is not likely to materially affect our financial performance. We have disclosed that if we are unable to negotiate with the local treatment facility for the discharge of our waste water at all, then we will be forced to construct a water discharge pretreatment facility and arrange for an alternative location to discharge our waste water. The cost of construction of the pretreatment facility is unknown at this time, but the cost could be substantial and therefore could significantly increase the project cost. As such we have disclosed that, in this event, we may be unable to build the plant.
Governors, Executive Officers, Promoters and Control Persons, page 79; Summary of Our Member Control Agreement, page 94
3. Refer to prior comment 10. Because your disclosure states that the right is terminated if the member elects not to appoint a governor “at any time,” it remains unclear whether the right continues indefinitely. Based on disclosure in section 5.3(c) of the second amended and restated member control agreement attached as appendix B to the prospectus and filed as exhibit 3.3 to the registration statement, it appears that the right continues “so long as the appointing Member is the holder of such units.” Please revise to clarify.
RESPONSE: The Member Control Agreement has been revised to clarify the circumstances in which the right to appoint a governor to the board will be terminated. In the event that the Member chooses not to appoint a governor to the board at the first annual or special meeting of the members following the date on which substantial operations of the plant commence or the member fails to fill a vacancy within thirty days, the right to appoint a governor forever terminates even if the member continues to hold the requisite number of Units. In addition to these limitations, the right to appoint a governor immediately terminates if the number of Units held by the member falls below the required threshold. The prospectus has been revised to include appropriate disclosures.
4. Your new disclosure suggests that because of the requirement that a majority of the board be elected by members, you will not accept subscriptions for more than $7.5 million from more than six subscribers. Please discuss this feature of your plan of distribution in the summary and the plan of distribution sections of the prospectus. Explain how you will determine whose subscriptions to accept and whose subscriptions to reject if you receive $7.5 million subscriptions from more than six persons. Also include risk factor disclosure that discusses the implications that this limitation may have for you ability to maximize proceeds of your offering or to meet the minimum offering amount.
RESPONSE: Our governors may accept subscriptions from more than 6 investors investing $7.5 million or more in this offering if a majority of our members consent to increase the total number of governors on our board or if the investor waives the right to appoint a governor. If our members do not consent to increase the size of our board and the appointment right is not waived, our governors reserve the right to determine, in their sole discretion, which subscriptions to reject and which to accept. This reservation of the board’s right to reject subscriptions in their own sole discretion applies to all subscriptions regardless of the size of the investment. However, in making the decision to accept or reject subscription agreements with regard to investments of $7.5 million or more, our governors will likely consider factors such as the size of investment, the investor’s experience in the industry, the investor’s experience with public companies and the investor’s type of business or business experience. The prospectus has been revised as suggested.
Note 1. Summary of Significant Accounting Policies, page F-7
5. We have read your response to prior comment 24 which indicates that you have capitalized costs related to permitting and other land acquisition costs in accordance with paragraph 4 of SFAS 67 and that the plant engineering and site design costs have been capitalized in accordance with paragraph 7 of SFAS 67. Please provide us a breakdown of the costs that you have capitalized as property and equipment as of each balance sheet date and tell us how you have determined each of these items fall under the scope of SFAS 67. Note that SFAS 67 applies to the acquisition, development, construction, selling, and rental costs associated with real estate projects and does not apply to costs directly related to manufacturing, merchandising, or service activities as distinguished from real estate activities or real estate developed by an enterprise for use in its own operations. Therefore, as previously requested, please tell us your basis in the accounting literature for capitalization.
RESPONSE: FASB Concepts 6 defines assets as follows: “Assets are probable future economic benefits obtained or controlled by a particular entity as a result of past transactions or events”. Concepts 6 further states “An asset has three essential characteristics: (a) it embodies a probable future benefit that involves a capacity, singly or in combination with other assets, to contribute directly or indirectly to future net cash inflows, (b) a particular entity can obtain the benefit and control others’ access to it, and (c) the transaction or other event giving rise to the entity’s right to or control of the benefit has already occurred. We have capitalized the costs, outlined in the table below, as property and equipment in our financial statements because we believe they meet the definition of an asset. The amounts have been capitalized when (a) it is probable that future economic benefits associated with the item will flow to the entity and (b) the cost of the item can be measured reliably. We have included costs paid to or accrued for our builder and costs associated with readying the land for its intended use. CCH’s Accounting Research Manager’s Summary of the Elements of Cost (US GAAP) for Property, Plant and Equipment states “The amount recorded for property should include all costs directly related to its acquisition, including expenditures incurred to place the property in usable condition for the purchaser.” It also states “When property is constructed, cost should include architect’s fees, excavation costs, payments to construction contractors, direct materials and labor, building permits, and insurance.” CCH does not reference any specific US GAAP pronouncement in discussing the elements of cost for property, plant and equipment but it does include IAS 16 — “Property, Plant and Equipment”. IAS 16 paragraph 16 discusses elements of cost and 16(b) states “any costs directly attributable to bringing the asset to the locations and condition necessary for it be capable of operating in the manner intended by management.” IAS 16 paragraph 17 defines directly attributable costs and 17(b) states “costs of site preparation” should be included in directly attributable costs. We believe that we have capitalized the costs included in property and equipment in accordance with this accounting literature guidance.” We previously cited the guidance in SFAS 67 because we believe the guidance given is analogous to our project, not to imply that our project was under the scope of SFAS 67.

	December 31, 2006	June 30, 2007

Obligations and payments to builder	$—	$500,000
Site engineering, survey and design	72,722	100,158
Permitting	89,355	213,497
Well drilling	—	173,742
Computer Equipment	—	2,043

Total Property and Equipment	$162,077	$989,440
6. Your response to comment 25 states that you believe that even if the Dakota Minnesota and Eastern Railroad Corporation or DM&E was determined to be a variable interest entity, you are not the primary beneficiary and consolidation would not be required. Please provide us your FIN 46R analysis for DM&E, specifically addressing how you determined that this is not a VIE, you are not the primary beneficiary, and consolidation is not appropriate.
RESPONSE: At the time of our last filing we had not formally completed our analysis of whether FASB Interpretation No. 46(R) — “Consolidation of Variable Interest Entities” applied because we believed the land option was immaterial and that we would not be the primary beneficiary if the Dakota, Minnesota and Eastern Railroad were determined to be a VIE. We have now completed our formal analysis and we believe that FIN 46(R) does not apply since the land option with the DM&E is not within the scope of FIN 46(R) as outlined below.
FASB Interpretation No. 46(R) — “Consolidation of Variable Interest Entities” paragraph 4.h. states:
“An entity that is deemed to be a business under the definition in Appendix C need not be evaluated by a reporting enterprise to determine if the entity is a variable interest entity under the requirements of this Interpretation unless one or more of the following conditions exist (however, for entities that are excluded by this provision of this Interpretation, other generally accepted accounting principles should be applied):

(1) The reporting enterprise, its related parties, or both participated significantly in the design or redesign of the entity. However, this condition does not apply if the entity is an operating joint venture under joint control of the reporting enterprise and one or more independent parties or a franchisee. (Analysis — This condition does not exist because we did not participate at all in the design or redesign of DM&E.)
(2) The entity is designed so that substantially all of its activities either involve or are conducted on behalf of the reporting enterprise and its related parties. (Analysis — This condition does not exist because DM&E is a large railroad serving numerous customers throughout the Midwestern United States. The potential transportation of product they would provide to us would be a very small fraction of their overall business activities.)
(3) The reporting enterprise and its related parties provide more than half of the total of the equity, subordinated debt, and other forms of subordinated financial support to the entity based on an analysis of the fair values of the interests in the entity. (Analysis — This condition does not exist because the reporting enterprise and its related parties have not provided any equity, subordinated debt or other forms of subordinated financial support to DM&E.)
(4) The activities of the entity are primarily related to securitizations or other forms of asset-backed financings or single-lessee leasing arrangements.” (Analysis — This condition does not exist because the activities of the entity are not related to securitization or other forms of asset-backed financings or single lessee leasing arrangements.)
We believe the Dakota Minnesota and Eastern Railroad Corporation meets the definition of a business in Appendix C and as outlined above that none of the conditions outlined in paragraph 4.h. (1) through (4) exist, therefore we believe that FIN 46(R) does not apply.
Exhibit Index
7. Please revise the exhibit index to indicate that exhibit 10.22 was filed with pre-effective amendment 1 to the registration statement.
RESPONSE: We have revised the exhibit index in the registration statement as requested.
8. Please revise the exhibit index to indicate that exhibit 23.2 was filed with the registration statement on May 14, 2007 rather than a pre-effective amendment.
RESPONSE: We have revised the exhibit index in the registration statement as requested.
Exhibit 10.22
9. We note that MinnErgy is requesting confidential treatment for portions of exhibit 10.22. We intend to process concurrently the confidential treatment application and the registration statement. Before requesting acceleration of the registration statement’s effectiveness, MinnErgy must resolve any issue concerning the application and file publicly the portions of the exhibit for which it is not requesting confidential treatment.
RESPONSE: We understand that any issues concerning the confidential treatment application must be resolved before we can request acceleration of our registration statement’s effectiveness. We previously filed Exhibit 10.22 with Pre-Effective Amendment No. 1 and redacted only the portions of the Exhibit for which we are requesting confidential treatment.
Additional Changes and Updates by the Registrant
We would like to direct the Commission’s attention to additional updates and changes to Pre-Effective Amendment No. 2 to our registration statement on Form SB-2 as follows:
The minimum and maximum debt financing requirements have been increased based on a change in our expectation as to amount and availability of senior debt financing. Likewise, the minimum and maximum offering amounts have been reduced. We have made numerous changes throughout the prospectus reflecting this change.
We are filing Amendment Number One to Letter of Intent by and between Fagen, Inc. and MinnErgy, LLC dated September 13, 2007. We have revised our prospectus to include disclosures concerning the amendment where appropriate including the increase in the capacity of our plant and an additional Fagen performance guarantee on our plant to operate at rate of 55 million gallons per year.
“DESCRIPTION OF OUR BUSINESS — Regulatory Permits” section has been updated.
We have updated the Renewable Fuels Association chart showing planned and operational ethanol plants in the section of our prospectus entitled “INDUSTRY OVERVIEW — Our Primary Competition.” We have also included numerous updates to industry information.
We are filing a Form of the Second Amended and Restated Member Control Agreement which has been revised, but not yet adopted by the Company pursuant to comments received from the Minnesota Department of Commerce, as replacement Exhibit 3.3 with this Pre-Effective Amendment No. 2.
We are filing a Form of Subscription Agreement, which has been revised pursuant to comments by the Minnesota Department of Commerce, as replacement exhibit 4.2 with this Pre-Effective Amendment No. 2. We have revised our prospectus to include disclosures concerning the amended form of subscription agreement where appropriate.
We are filing a Form of Amended and Restated Escrow Agreement which has been revised, but not yet executed, pursuant to comments by the Minnesota Department of Commerce. We have revised our prospectus to include disclosures concerning the amended agreement where appropriate.
Revisions in Response to Comment Letter from Minnesota
In response to comments received from the Department of Commerce, we have made revisions to the SB-2 and Exhibits attached thereto as set forth in our response letters to the Minnesota Department of Commerce dated August 15, 2007 and September 21, 2007.
Revisions in Response to Comment Letter from Wisconsin
Wisconsin has advised us that it will withhold comments to our Form SB-2 pending a full review by the SEC.
Revisions in Response to Comment Letter from Iowa
In response to comments received from the Iowa Securities and Regulated Industries Bureau, we have made revisions to the SB-2 and Exhibits attached thereto as set forth in our response letter to the Iowa Securities and Regulated Industries Bureau dated September 21, 2007.
Other Non-Substantive Revisions
In addition to the above-described updates, we also made numerous minor formatting, grammar-related, and/or typographical revisions, none of which altered the substance of our registration statement.
Please do not hesitate to contact me with any questions or concerns regarding any of the foregoing matters.

Sincerely,
/s/ Daniel H. Arnold

Daniel H. Arnold, Chairman of the Board

Enclosure